December 18, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING Separate Portfolios Trust
SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and the Statement of Additional Information with respect to ING Retirement Solution Income Fund, ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund, ING Retirement Solution 2055 Fund that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on December 18, 2012.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Senior Vice President and Chief Counsel
ING Investment Management — ING Funds

Jeffrey S. Puretz, Esq.
Dechert LLP